Business Combination	3 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business combination

6. BUSINESS COMBINATION

On October 23, 2025, Birkenstock International Asia GmbH completed the acquisition of Birkenstock Australia Pty. Ltd. ("Birkenstock Australia"), the Company's long-standing distributor in Australia. Birkenstock International Asia GmbH acquired 100% of the shares of Birkenstock Australia. This acquisition was made to invest in the Australian market and to further unlock growth potential in the APAC region. The acquisition is accounted for as a business combination using the acquisition method. Birkenstock Australia contributed sales of €16.7 million and income of €4.8 million since the acquisition date of October 23, 2025. Had Birkenstock Australia been acquired at the beginning of fiscal year 2026, additional sales of €4.3 million and income of €0.3 million would have been recognized. The results of Birkenstock Australia are included in the APAC operating segment.

The preliminary purchase price for the transaction is AUD $27.0 million (€15.1 million), exclusive of the preliminary post-close working capital adjustment of AUD $2.4 million (€1.3 million). The first tranche of the purchase price of AUD $9.0 million (€5.0 million) was paid on the closing date of the transaction. The second tranche (total purchase price, less the first tranche, escrow amount, and working capital adjustments) will be paid to the Seller and AUD $3.0 million will be paid into an escrow account no earlier than six months after the first tranche payment date. The escrow amount will be released eighteen months after payment into the escrow account. Subsequent to December 31, 2025, a final agreement for a purchase price of AUD $24.5 million (€13.8 million) was reached. Consequently, the second tranche of AUD $12.5 million is expected to be paid on April 23, 2026.

The purchase price allocation is preliminary as the fair value of certain working capital items have not yet been finalized and may be subject to minor adjustments during the measurement period in accordance with IFRS 3.

The preliminary fair values of assets acquired and liabilities assumed in the acquisition are as follows:

(EUR in thousands)
Assets
Intangible assets (other than goodwill)	689
Property, plant and equipment	577
Right-of-use assets	5,683
Deferred tax assets	256
Other current and non-current assets	704
Inventories	39,387
Trade and other receivables	5,097
Cash and cash equivalents	3,000
Total assets	55,393
Liabilities
Lease liabilities	(5,656)
Provisions	(27)
Deferred tax liabilities	(207)
Trade and other payables	(470)
Accrued liabilities	(558)
Contract liabilities	(331)
Current tax liabilities	(778)
Other current liabilities	(53)
Total liabilities	(8,080)

Total identifiable net assets at fair value	47,313

Gain on bargain purchase	12,317
Total consideration	34,996

Cash consideration payable to Sellers	13,794
Settlement of Accounts receivables from Birkenstock Australia	21,202
Total consideration	34,996

As part of the acquisition, €21.2 million of pre-existing trade payables owed by Birkenstock Australia to the Company were identified, which relate to inventory purchases made prior to the acquisition. This amount was recognized by the Company as Accounts receivables. In accordance with IFRS 3, this arrangement constitutes a pre-existing relationship that is effectively settled upon acquisition as the amounts are eliminated upon consolidation. This settlement is accounted for separately from the acquisition with no gain or loss recognized as the carrying value of the receivables substantially represented their fair value.

Consistent with the Company's accounting policies, the €12.3 million gain on bargain purchase has been recognized as "Other income, net" during the three months ended December 31, 2025. The gain on bargain purchase arose primarily as the seller was motivated to exit the business in connection with retirement with a focus on ensuring seamless succession and continuity of the exclusively affiliated distribution operations in Australia.

As of December 31, 2025, the Company incurred €0.4 million of acquisition-related costs. €0.2 million was incurred and recognized as "General and administrative expenses" during the three months ended December 31, 2025, with the remainder recognized during the year ended September 30, 2025.